Revenues from External Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales:
Net sales	¥ 186,060	¥ 169,670	¥ 174,519	¥ 179,021	¥ 709,270	¥ 682,320	¥ 675,988
Long-lived assets:
Long-lived assets	277,977				277,977	230,831
Japan
Net sales:
Net sales					213,169	260,470	295,376
Long-lived assets:
Long-lived assets	86,612				86,612	84,299
U.S.A.
Net sales:
Net sales					99,260	71,317	46,579
Long-lived assets:
Long-lived assets	21,047				21,047	15,650
Singapore
Net sales:
Net sales					55,712	40,595	28,015
Long-lived assets:
Long-lived assets	1,899				1,899	1,412
Thailand
Net sales:
Net sales					81,678	75,908	99,932
Long-lived assets:
Long-lived assets	42,418				42,418	33,476
The Philippines
Net sales:
Net sales					18,543	19,683	10,657
Long-lived assets:
Long-lived assets	11,838				11,838	11,691
China
Net sales:
Net sales					150,631	148,553	139,264
Long-lived assets:
Long-lived assets	56,756				56,756	47,260
Other
Net sales:
Net sales					90,277	65,794	56,165
Long-lived assets:
Long-lived assets	¥ 57,407				¥ 57,407	¥ 37,043